AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.7%
	COMMUNICATION SERVICES — 7.1%
	CABLE & SATELLITE - 1.2%
20,000	Comcast Corporation, Class A	$835,400

	ENTERTAINMENT CONTENT - 1.2%
9,000	Walt Disney Company (The)	865,710

	INTERNET MEDIA & SERVICES - 4.0%
9,000	Alphabet, Inc., Class C	1,504,710
2,300	Meta Platforms, Inc., Class A	1,316,612
		2,821,322
	TELECOMMUNICATIONS - 0.7%
11,000	Verizon Communications, Inc.	494,010

	TOTAL COMMUNICATION SERVICES (Cost $1,820,802)	5,016,442

	CONSUMER DISCRETIONARY — 4.5%
	AUTOMOTIVE - 1.4%
22,500	General Motors Company	1,008,900

	HOME & OFFICE PRODUCTS - 0.8%
5,500	Whirlpool Corporation	588,500

	RETAIL - DISCRETIONARY - 2.3%
20,000	Foot Locker, Inc.	516,800
25,000	Kohl's Corporation	527,500
25,000	Nordstrom, Inc.	562,250
		1,606,550

	TOTAL CONSUMER DISCRETIONARY (Cost $2,905,368)	3,203,950

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	CONSUMER STAPLES — 4.9%
	FOOD - 0.8%
9,650	Tyson Foods, Inc., Class A	$574,754

	RETAIL - CONSUMER STAPLES - 3.2%
5,000	Target Corporation	779,300
18,000	Walmart, Inc.	1,453,500
		2,232,800
	WHOLESALE - CONSUMER STAPLES - 0.9%
10,750	Archer-Daniels-Midland Company	642,205

	TOTAL CONSUMER STAPLES (Cost $1,063,330)	3,449,759

	ENERGY — 5.3%
	OIL & GAS PRODUCERS - 5.3%
11,500	EOG Resources, Inc.	1,413,695
11,000	Exxon Mobil Corporation	1,289,420
16,000	TotalEnergies S.E. - ADR	1,033,920
	TOTAL ENERGY (Cost $2,210,935)	3,737,035

	FINANCIALS — 16.8%
	BANKING - 9.2%
30,000	Bank of America Corporation	1,190,400
32,000	Fifth Third Bancorp	1,370,880
9,000	JPMorgan Chase & Company	1,897,740
6,000	PNC Financial Services Group, Inc. (The)	1,109,100
22,000	Truist Financial Corporation	940,940
		6,509,060
	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
2,500	Goldman Sachs Group, Inc. (The)	1,237,775

	INSURANCE - 3.8%
15,500	MetLife, Inc.	1,278,440

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	FINANCIALS — 16.8% (Continued)
	INSURANCE - 3.8% (Continued)
11,500	Prudential Financial, Inc.	$1,392,650
		2,671,090
	SPECIALTY FINANCE - 2.1%
10,000	Capital One Financial Corporation	1,497,300

	TOTAL FINANCIALS (Cost $4,162,508)	11,915,225

	HEALTH CARE — 11.1%
	BIOTECHNOLOGY & PHARMACEUTICALS - 5.9%
3,000	Amgen, Inc.	966,630
18,495	Bristol-Myers Squibb Company	956,931
5,600	Johnson & Johnson	907,536
7,000	Merck & Company, Inc.	794,920
20,000	Pfizer, Inc.	578,800
		4,204,817
	HEALTH CARE FACILITIES & SERVICES - 2.2%
7,700	Cardinal Health, Inc.	851,004
11,000	CVS Health Corporation	691,680
1	Encompass Health Corporation	97
		1,542,781
	MEDICAL EQUIPMENT & DEVICES - 3.0%
8,500	Abbott Laboratories	969,085
7,000	Medtronic PLC	630,210
5,000	Zimmer Biomet Holdings, Inc.	539,750
		2,139,045

	TOTAL HEALTH CARE (Cost $5,240,639)	7,886,643

	INDUSTRIALS — 14.9%
	AEROSPACE & DEFENSE - 1.9%
2,300	Lockheed Martin Corporation	1,344,488

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	INDUSTRIALS — 14.9% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.2%
12,000	ManpowerGroup, Inc.	$882,240

	DIVERSIFIED INDUSTRIALS - 1.6%
3,500	Eaton Corporation PLC	1,160,040

	ELECTRICAL EQUIPMENT - 1.4%
3,500	Acuity Brands, Inc.	963,865

	MACHINERY - 3.4%
2,700	Caterpillar, Inc.	1,056,024
3,200	Deere & Company	1,335,456
		2,391,480
	RENEWABLE ENERGY - 0.9%
6,500	EnerSys	663,325

	TRANSPORTATION & LOGISTICS - 2.7%
3,000	FedEx Corporation	821,040
4,250	Norfolk Southern Corporation	1,056,125
		1,877,165
	TRANSPORTATION EQUIPMENT - 1.8%
4,000	Cummins, Inc.	1,295,160

	TOTAL INDUSTRIALS (Cost $3,953,557)	10,577,763

	INFORMATION TECHNOLOGY — 24.0%
	SEMICONDUCTORS - 4.8%
25,000	Cohu, Inc.(a)	642,500
27,515	Intel Corporation	645,502
1,400	Lam Research Corporation	1,142,512
6,000	QUALCOMM, Inc.	1,020,300
		3,450,814
	SOFTWARE - 5.1%
30,000	Gen Digital, Inc.	822,900

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	INFORMATION TECHNOLOGY — 24.0% (Continued)
	SOFTWARE - 5.1% (Continued)
4,000	Microsoft Corporation	$1,721,200
6,300	Oracle Corporation	1,073,520
		3,617,620
	TECHNOLOGY HARDWARE - 12.4%
9,000	Apple, Inc.	2,097,000
15,500	Benchmark Electronics, Inc.	686,960
18,000	Cisco Systems, Inc.	957,960
27,000	Corning, Inc.	1,219,050
30,000	Juniper Networks, Inc.	1,169,400
10,000	NetApp, Inc.	1,235,100
13,000	Seagate Technology Holdings PLC	1,423,890
		8,789,360
	TECHNOLOGY SERVICES - 1.7%
5,500	International Business Machines Corporation	1,215,940

	TOTAL INFORMATION TECHNOLOGY (Cost $5,192,818)	17,073,734

	MATERIALS — 4.2%
	CHEMICALS - 2.1%
4,800	Albemarle Corporation	454,608
7,500	Celanese Corporation	1,019,700
		1,474,308
	CONTAINERS & PACKAGING - 1.4%
20,500	International Paper Company	1,001,425

	METALS & MINING - 0.7%
10,000	Newmont Corporation	534,500

	TOTAL MATERIALS (Cost $1,700,247)	3,010,233

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	REAL ESTATE — 3.7%
	DATA CENTER REIT - 1.2%
5,500	Digital Realty Trust, Inc.	$890,065

	OFFICE REIT - 1.2%
7,000	Alexandria Real Estate Equities, Inc.	831,250

	REAL ESTATE INVESTMENT TRUSTS - 1.3%
40,000	Kimco Realty Corporation	928,800

	TOTAL REAL ESTATE (Cost $1,694,962)	2,650,115

	UTILITIES — 1.2%
	ELECTRIC UTILITIES - 1.2%
10,000	Pinnacle West Capital Corporation	885,900
	TOTAL UTILITIES (Cost $804,992)
	TOTAL COMMON STOCKS (Cost $30,750,158)	69,406,799

	SHORT-TERM INVESTMENT — 2.3%
	MONEY MARKET FUND - 2.3%
1,584,866	Fidelity Government Portfolio, Institutional Class, 4.83% (Cost $1,584,866)(b)	1,584,866

	TOTAL INVESTMENTS - 100.0% (Cost $32,335,024)	$70,991,665
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%(c)	26,112
	NET ASSETS - 100.0%	$71,017,777

ADR	- American Depositary Receipt
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a) Non-income producing security. (b) Rate disclosed is the seven day effective yield as of September 30, 2024.
(c) Amount represents less than 0.05%.